Inventories - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Measuring inventories [Abstract]
Provision for slow moving and obsolete inventories	€ 59,558	€ 28,561	€ 29,600